Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Company does not currently grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, we would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options (i) during trading blackout periods established under our insider trading policy, or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant.

Award Timing Method	Our Company does not currently grant stock options as part of our equity compensation programs.
Award Timing MNPI Considered	true